Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from banks	$ 21,779	$ 46,926
Interest-bearing deposits in banks	3,970	7,772
Cash and cash equivalents	25,749	54,698
Federal Home Loan Bank stock, at cost	4,428	4,428
Securities available for sale	209,480	237,177
Loans held for sale	1,094	2,792
Loans receivable, net of allowance for loan losses of $6,112 at December 31, 2016, and $5,700 at December 31, 2015	604,286	556,349
Accrued interest receivable	3,799	4,139
Foreclosed assets	2,397	1,736
Bank owned life insurance	10,662	10,319
Premises and equipment, net	23,461	24,034
Deferred tax assets	3,052	2,642
Other assets	3,078	4,840
Total assets	891,486	903,154
Deposits:
Non-interest-bearing accounts	131,145	125,070
Interest-bearing accounts:
Interest bearing checking accounts	209,347	203,779
Savings and money market accounts	99,312	95,893
Other time deposits	293,078	314,664
Total deposits	732,882	739,406
Advances from Federal Home Loan Bank	11,000	15,000
Repurchase agreements	47,655	45,770
Subordinated debentures	10,310	10,310
Advances from borrowers for taxes and insurance	766	614
Dividends payable	288	287
Accrued expenses and other liabilities	2,157	4,137
Total liabilities	805,058	815,524
Stockholders' equity
Preferred stock, par value $0.01 per share; authorized 500,000 shares; no shares issued or outstanding at December 31, 2016 and December 31, 2015
Common stock, par value $.01 per share; authorized 15,000,000 shares; 7,963,378 issued and 6,717,242 outstanding at December 31, 2016, and 7,951,699 issued and 6,865,811 outstanding at December 31, 2015	80	79
Additional paid-in-capital	58,660	58,604
Retained earnings	49,035	47,124
Treasury stock, at cost (1,246,136 shares at December 31, 2016 and 1,085,888 shares at December 31, 2015)	(15,347)	(13,471)
Unearned ESOP Shares (at cost 498,346 at December 31, 2016 and 546,413 at December 31, 2015)	(6,548)	(7,180)
Accumulated other comprehensive income	548	2,474
Total stockholders' equity	86,428	87,630
Total liabilities and stockholders' equity	$ 891,486	$ 903,154